Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
REVENUES
Total revenues	$ 246,492	$ 207,007	$ 588,392	$ 445,168
Voyage expenses	(61,558)	(97,398)	(180,799)	(200,397)
Vessel operating expenses (note 13b)	(46,218)	(53,600)	(96,867)	(108,187)
Time-charter hire expenses	(9,296)	(10,792)	(19,175)	(20,240)
Depreciation and amortization	(29,546)	(30,658)	(59,178)	(60,523)
General and administrative expenses (note 13b)	(9,784)	(9,508)	(19,070)	(18,673)
Gain (loss) on sale of assets and write-down of assets (note15)	2,896	0	(191)	0
Income from operations	92,986	5,051	213,112	37,148
Interest expense	(13,492)	(16,607)	(28,627)	(33,549)
Interest income	567	221	823	586
Realized and unrealized loss on derivative instruments (note 8)	(589)	(1,778)	(1,416)	(2,625)
Equity income (loss)	3,188	(169)	5,128	584
Other income (note 9)	940	614	2,083	249
Net income (loss) before income tax	83,600	(12,668)	191,103	2,393
Income tax recovery (expense) (note 10)	14,598	(1,639)	13,934	(4,253)
Net income (loss)	$ 98,198	$ (14,307)	$ 205,037	$ (1,860)
Per common share amounts (note 14)
- Basic earnings (loss) per share	$ 2.91	$ (0.43)	$ 6.08	$ (0.06)
- Diluted earnings (loss) per share	$ 2.89	$ (0.43)	$ 6.04	$ (0.06)
Weighted-average number of Class A and Class B common stock outstanding (note 14)
- Basic	33,727,978	33,623,800	33,698,972	33,604,397
- Diluted	33,978,730	33,623,800	33,962,511	33,604,397
Voyage charter revenues
REVENUES
Total revenues	$ 207,926	$ 191,495	$ 525,404	$ 413,572
Time-charter [Member]
REVENUES
Total revenues	34,986	1,496	50,553	4,906
Other revenues
REVENUES
Total revenues	$ 3,580	$ 14,016	$ 12,435	$ 26,690